EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2020
EARNINGS PER SHARE [Abstract]
Calculation of Basic and Diluted Earnings Per Share
The following table sets forth the calculation of basic and diluted earnings per common share using the two-class method, in which dividends attributable to SARs, if any, are deducted from net income in determining net income attributable to common shareholders (dollars in thousands, except per share data):

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
Numerator
Net income attributable to common shareholders	$9,606	$54,050	$47,678	$99,015
Denominator
Weighted average shares outstanding-Basic	30,481,069	32,053,830	30,623,455	32,341,674
Dilutive common equivalent shares:
SARs	—	133,285	—	55,043
Weighted average shares outstanding-Diluted	30,481,069	32,187,115	30,623,455	32,396,717
Earnings per share:
Basic
Distributed earnings	$—	$—	$—	$—
Undistributed income	$0.32	$1.69	$1.56	$3.06
Basic earnings per share	$0.32	$1.69	$1.56	$3.06
Diluted
Distributed earnings	$—	$—	$—	$—
Undistributed income	$0.32	$1.68	$1.56	$3.06
Diluted earnings per share	$0.32	$1.68	$1.56	$3.06